Shareholders’ equity, net (Details 3) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Shareholders’ equity, net [Abstract]
Profit (loss) net (numerator)	$ 60,823	$ (323,492)	$ (317,210)
Total common and investment shares (denominator)	253,986,867	253,986,867	254,186,867
Profit (loss) net per basic share and diluted	$ 0.24	$ (1.27)	$ (1.25)
Loss net (numerator) for continuing operations	$ 74,533	$ (308,741)	$ (355,312)
Basic and diluted earnings (loss) per share from continuing operations	$ 0.28	$ (1.2)	$ (1.17)